Consolidated Balance Sheet - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and due from banks	$ 51,404,000	$ 97,172,000
Federal funds sold	2,405,000	22,322,000
Cash and cash equivalents	53,809,000	119,494,000
Equity securities, at fair value	915,000	818,000
Investment securities available for sale, at fair value	164,967,000	170,199,000
Loans held for sale	0	1,051,000
Loans:
Loans	1,352,872,000	981,691,000
Less: allowance for loan and lease losses	14,438,000	14,342,000
Net loans	1,338,434,000	967,349,000
Premises and equipment, net	21,961,000	17,272,000
Goodwill	31,735,000	15,071,000
Core deposit intangibles	7,701,000	1,403,000
Bank-owned life insurance	33,811,000	17,060,000
Other real estate owned	5,821,000	6,992,000
Accrued interest receivable and other assets	28,528,000	14,297,000
TOTAL ASSETS	1,687,682,000	1,331,006,000
LIABILITIES
Noninterest-bearing demand	503,907,000	334,171,000
Interest-bearing demand	164,677,000	196,308,000
Money market	187,498,000	177,281,000
Savings	307,917,000	260,125,000
Time	238,020,000	198,725,000
Total deposits	1,402,019,000	1,166,610,000
Short-term borrowings:
Federal Home Loan Bank advances	65,000,000	0
Other borrowings	12,059,000	12,901,000
Accrued interest payable and other liabilities	10,913,000	6,160,000
TOTAL LIABILITIES	1,489,991,000	1,185,671,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 9,916,466 and 7,330,548 shares issued; 8,245,235 and 5,888,737 shares outstanding	161,029,000	87,131,000
Retained earnings	94,154,000	83,971,000
Accumulated other comprehensive (loss) income	(22,144,000)	3,462,000
Treasury stock, at cost; 1,671,231 and 1,441,811 shares	(35,348,000)	(29,229,000)
TOTAL STOCKHOLDERS' EQUITY	197,691,000	145,335,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,687,682,000	1,331,006,000
Commercial Real Estate Portfolio Segment [Member]
Loans:
Other real estate owned	5,800,000	7,000,000.0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans:
Loans	191,748,000	111,470,000
Less: allowance for loan and lease losses	2,203,000	1,836,000
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans:
Loans	380,580,000	283,618,000
Less: allowance for loan and lease losses	5,597,000	7,431,000
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans:
Loans	58,251,000	31,189,000
Less: allowance for loan and lease losses	662,000	454,000
Residential Portfolio Segment [Member]
Loans:
Loans	296,308,000	240,089,000
Less: allowance for loan and lease losses	2,047,000	1,740,000
Other real estate owned	28,000
Commercial And Industrial [Member]
Loans:
Loans	195,602,000	148,812,000
Less: allowance for loan and lease losses	1,483,000	882,000
Home Equity Lines of Credit [Member]
Loans:
Loans	128,065,000	104,355,000
Less: allowance for loan and lease losses	1,753,000	1,452,000
Construction and Other [Member]
Loans:
Loans	94,199,000	54,148,000
Less: allowance for loan and lease losses	609,000	533,000
Consumer Portfolio Segment [Member]
Loans:
Loans	8,119,000	8,010,000
Less: allowance for loan and lease losses	$ 84,000	$ 14,000